CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows (Used In) Provided By: Operating Activities
Net loss for the year	$ (2,119,472)	$ (2,646,828)	$ (3,132,952)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	14,954	43,620	42,918
Share-based compensation	45,840	9,452	81,178
Accrued interest receivable	(3,879)
Changes in operating assets and liabilities:
Receivables	(36,478)	(29,699)	(49,680)
Loans receivable	(97,672)
Prepaid expenses	(23,681)	(1,271)	48,621
Inventory	115,899	113,615	(47,826)
Due to related parties	1,810,188	2,455,953	2,243,364
Accrued dividends payable	202,795	202,794	203,350
Accounts payable and accrued liabilities	(19,168)	(49,589)	62,562
Net cash (used in) provided by operating activities	(110,674)	98,047	(548,465)
Investing Activity
Purchase of equipment	(1,334)		(36,830)
Net cash used in investing activity	(1,334)		(36,830)
Net (Decrease) Increase In Cash	(112,008)	98,047	(585,295)
Cash, Beginning Of Year	241,327	143,280	728,575
Cash, End Of Year	$ 129,319	$ 241,327	$ 143,280